Derivative Instruments	12 Months Ended
Dec. 31, 2012
Derivative Instruments and Hedging Activities Disclosure [Abstract]
Derivative Instruments
  Derivative Instruments
Warrants
The Company was issued warrants to purchase up to 5.0 million additional shares of Discovery Offshore stock at a strike price of 11.50 Norwegian Kroner (“NOK”) per share which is exercisable in the event that the Discovery Offshore stock price reaches an average equal to or higher than 23.00 NOK per share for 30 consecutive trading days. As of December 31, 2012, Discovery Offshore’s stock price was 13.00 NOK per share. The warrants are being accounted for as a derivative instrument as the underlying security is readily convertible to cash. Subsequent changes in the fair value of the warrants are recognized to other income (expense). The fair value of the Discovery Offshore warrants was determined using a Monte Carlo simulation (See Note 12).
Interest Rate Contracts
The Company has historically used derivative instruments to manage its exposure to interest rate risk, including interest rate swap agreements to effectively fix the interest rate on variable rate debt and interest rate collars to limit the interest rate range on variable rate debt. These are recognized in the statement of financial position at fair value, with changes in fair value determined on whether they have been designated and qualify as part of a hedging relationship and further, on the type of hedging relationship. For those derivative instruments that are designated and qualify as hedging instruments, a company must designate the hedging instrument based upon the exposure being hedged as a fair value hedge, cash flow hedge or a hedge of a net investment in a foreign operation. These hedge transactions have historically been accounted for as cash flow hedges such that the effective portion of the gain or loss on the derivative instrument is reported as a component of other comprehensive income and reclassified into earnings in the same line item associated with the forecasted transaction and in the period or periods during which the hedged transaction affects earnings. The effective portion of the interest rate swaps and collar hedging the exposure to variability in expected future cash flows due to changes in interest rates is reclassified into interest expense. The remaining gain or loss on the derivative instrument in excess of the cumulative change in the present value of future cash flows of the hedged item, if any, or hedged components excluded from the assessment of effectiveness, is recognized in interest expense. Currently, the Company has no derivative instruments outstanding related to managing interest rate risk. However, in July 2007, the Company entered into a zero cost LIBOR collar on $300.0 million of term loan principal, which was settled on October 1, 2010 per the agreement with a cash payment of $3.4 million, with a ceiling of 5.75% and a floor of 4.99%. The counterparty was obligated to pay the Company in any quarter that actual LIBOR reset above 5.75% and the Company paid the counterparty in any quarter that actual LIBOR reset below 4.99%. The terms and settlement dates of the collar matched those of the term loan through July 27, 2009, the date of the 2009 Credit Amendment.
As a result of the inclusion of a LIBOR floor in the previous credit agreement, the Company determined, as of July 27, 2009 and on an ongoing basis, that the interest rate collar (which was settled on October 1, 2010) would not be highly effective in achieving offsetting changes in cash flows attributable to the hedged interest rate risk during the period that the hedge was designated. As such, the Company discontinued cash flow hedge accounting for the interest rate collar as of July 27, 2009. Because cash flow hedge accounting was not applied to this instrument, changes in fair value related to the interest rate collar subsequent to July 27, 2009 were recorded in earnings.
The following table provides the fair values of the Company’s derivatives:

	Fair Value
Balance Sheet Classification	December 31, 2012	December 31, 2011
	(in thousands)
Derivatives:
Warrants	$3,964	$1,758
Other Assets, Net	$3,964	$1,758

The following table provides the effect of the Company’s derivatives on the Consolidated Statements of Operations:

	Year Ended December 31,
		2012	2011	2010		2012	2011	2010
Derivatives	I.	II.			III.	IV.
		(in thousands)				(in thousands)
Interest rate contracts(a)	Interest Expense	$—	$—	$(8,881)	Interest Expense	$—	$—	$(264)
Warrants	N/A	N/A	N/A	N/A	Other Income (Expense)	$2,206	$(3,288)	$—

(a)	These interest rate contracts were designated as cash flow hedges through July 27, 2009.

I.	Classification of Gain (Loss) Reclassified from Accumulated Other Comprehensive Income (Loss) into Income (Loss) (Effective Portion)

II.	Amount of Gain (Loss) Reclassified from Accumulated Other Comprehensive Income (Loss) into Income (Loss) (Effective Portion)

III.	Classification of Gain (Loss) Recognized in Income (Loss) on Derivative

IV.	Amount of Gain (Loss) Recognized in Income (Loss) on Derivative

A summary of the changes in Accumulated Other Comprehensive Loss (in thousands):

Cumulative unrealized loss, net of tax of $3,108, as of December 31, 2009	$(5,773)
Reclassification of losses into net income, net of tax of $3,108	5,773
Cumulative unrealized loss, net of tax, as of December 31, 2010	$—